N-4	Dec. 04, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account A of Protective Life
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Dec. 04, 2023
Amendment Flag	false
Item 4. Fee Table [Text Block]
SECUREPAY FEE
The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay 5 rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.20%
Purchase of SecurePay 5 rider under RightTime (as an annualized percentage of the Benefit Base)	1.30%

Annual Contract Expenses [Table Text Block]
SECUREPAY FEE
The current SecurePay Fee applicable to your Contract is as follows:
Purchase of SecurePay 5 rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.20%
Purchase of SecurePay 5 rider under RightTime (as an annualized percentage of the Benefit Base)	1.30%

Purchase of SecurePay 5 rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Purchase of SecurePay 5 rider under RightTime [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%